Fair Value Measurements - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017 Contract	Mar. 31, 2017 USD ($) Contract
Fair Value Disclosures [Abstract]
Cash equivalents maturity period, days	90 days
Number of contracts outstanding | Contract	0
Predecessor
Fair Value Disclosures [Abstract]
Number of contracts outstanding | Contract		6
Notional value of foreign exchange contract | $		$ 1.5
Predecessor | Forward Contracts
Fair Value Disclosures [Abstract]
Gain (loss) on Derivatives | $		$ (0.7)